Description Of Plan	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN
1. DESCRIPTION OF PLAN
The Enbridge Employee Services, Inc. Employees’ Savings Plan (the “Plan”) is a defined contribution plan. For complete information, reference should be made to the Plan document.
The Plan is sponsored and administered by Enbridge Employee Services, Inc. (the “Company”), a wholly-owned subsidiary of Enbridge Inc. (“Enbridge”). The Plan is under the governance of Enbridge’s Pension Committee and is subject to the applicable provisions of the United States Department of Labor’s Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
Participation and Purpose
The purpose of the Plan is to provide an opportunity for eligible employees to enhance their long-term financial security through employee contributions, contributions from the Company, and investments among certain investment funds.
All Employees Except US Utilities Employees
As defined in the Plan document, all regular employees of the Company or a Participating Affiliate, excluding US Utilities employees, are eligible to elect participation in the Plan immediately upon hire with participation commencing from the effective date of the election. Temporary employees, who are classified as laborers, are eligible to make plan contributions on the earlier of (i) the first day of the month following the completion of a year of vesting service or (ii) the date upon which the employee begins filling a full-time or part-time established position with the Company or a Participating Affiliate.
US Utilities Employees
All regular US Utilities employees, as defined in the Plan document, are eligible to elect participation in the Plan immediately upon hire with participation commencing from the effective date of the election. To be eligible, participants must be 18 years of age or older and be a regular full-time or part-time employee. Union participants must be scheduled to work or actually work at least 1,000 hours in the
12-month
period preceding enrollment.
Contributions
All Employees Except US Utilities Employees
Contributions made to the Plan, for employees other than US Utilities employees, are invested as directed by participants as they are received from the Company. T. Rowe Price, as trustee, invests the contributions on behalf of the Plan. Participants are entitled to make contributions to the Plan by electing to contribute up to
50
% of eligible earnings, but not in excess of the statutory maximum contribution amount, which for 2025 was $
23,500
. Contributions can be made on a
pre-tax
basis (where the investment income is not subject to tax, but withdrawals are) or an after-tax
Roth basis (where the investment income and withdrawals are not subject to tax). Employees who have attained age 50 before the close of the Plan year shall be eligible to make catch-up
contributions, in accordance with and subject to certain limitations. Participants who are age 60 through 63 at the end of any Plan year are eligible to make an additional enhanced catch-up
contribution up to the greater of (i) $10,000 or (ii) 150% of the standard catch-up
contributions ($11,250 for 2025), subject to applicable Internal Revenue Code (“IRC”) limits.
Participant contributions are invested at the discretion of each participant in one or more of the Plan’s investment options. If a participant fails to make an investment election, contributions are invested in the target-date retirement fund that corresponds to the participant’s age. Eligible employees participate in the Plan either through self-election of a deferral percentage or through automatic enrollment into the Plan at a 6% deferral, provided that the employee did not opt out of such election as specified in the Plan document. Such deferral elections represent a portion of participants’ salary that would otherwise be payable to participants. Participant deferrals are intended to satisfy the requirements of Section 401(k) of the IRC of 1986, as amended. All matching contributions are made to T. Rowe Price in the investment election selected by the employee, or in a target-date retirement fund if no investment election has been made.

The Company matching amount shall be equal to 100% of the sum of the participant’s 401(k)
pre-tax
contribution and Roth contribution, limited to a maximum allowable percentage of 6% of their credited compensation. Participant after-tax
contributions and matching contributions are intended to satisfy the requirements of Section 401(m) of the IRC.
US Utilities Employees
Contributions made to the Plan, for US Utilities employees, are invested as directed by participants as they are received from the Company. Voya Institutional Trust Company, as trustee, invests the contributions on behalf of the Plan. Participants may contribute not less than 2% and not more than 50% of their eligible earnings to the Plan. Employee contributions are limited to a maximum of 50% on a pre-tax
or Roth basis, or a maximum of 20% on an
after-tax
basis. The maximum combined total under
pre-tax,
Roth, and
after-tax
cannot exceed 50% of eligible earnings. Employee contributions are subject to certain IRC limitations. In addition, participants age 50 or older who contributed the maximum annual amount allowable under the pre-tax
or Roth options in the Plan have the option of making additional pre-tax
or Roth
catch-up
contributions in accordance with IRC limitations.
Depending on a participant’s hire date, years of service, and the percentage of pre-tax,
Roth and
after-tax
contributions, the Company contributes a matching amount from 1% to 7% of the participant’s eligible earnings. Except for G555 unionized employees, the Company also provides non elective Company contributions of 4% or 5% of eligible compensation depending on years of service for (i) employees hired or rehired on or after July 1, 2021 and (ii) for certain existing participants of the Pension Plan that voluntarily elected this enhanced feature of the Plan, effective May 1, 2022. Employees who elect to participate will also receive matching contributions in accordance with the Plan’s provisions.
Newly hired US Utilities employees are enrolled automatically into the Plan at a 4%
pre-tax
contribution rate approximately 45 days after the date of hire or rehire unless an alternative election is made. Certain rehires are generally auto-enrolled depending on criteria such as, but not limited to, their hire date, enrollment status, and whether they have incurred a break-in-service.
Rollover Contributions
Rollover contributions represent amounts recorded when participants elect to contribute amounts to their Plan accounts from other eligible, tax-qualified
retirement plans or qualified individual retirement accounts. T. Rowe Price and Voya Institutional Trust Company (collectively, the “Trustees”) will accept rollover contributions from a participant who is entitled to receive a distribution from a designated pre-tax
or Roth deferral account under another qualified savings plan contributions program.
Participant Accounts
As established by the Company, T. Rowe Price Retirement Services Inc. is the record keeper of the Plan for all employees except for US Utilities employees and Voya Institutional Plan Services, LLC is the record keeper of the Plan for US Utilities employees.
Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions, employer contributions, and Plan earnings, and charged with benefit payments and allocations of Plan losses and any applicable Plan expenses. Allocations are based on participant earnings or account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. The selection from available investment funds is the sole responsibility of each participant. Participants may invest their Plan accounts in any or all of the investment funds offered in the Plan.

Forfeited Accounts
The
non-vested
portion of the participant’s accounts shall become a forfeiture as of the earlier of: (i) the date of distribution of the participant’s vested accounts, or (ii) the date the participant incurs five consecutive one-year
periods of severance. The order in which the forfeiture balance can be used is: (i) to reinstate the previously forfeited account balance of a terminated employee when that participant is rehired, (ii) pay administrative expenses of the Plan, and (iii) reduce employer contributions to the Plan.
Vesting and Payment of Benefits
For participants, except for US Utilities employees, who provide services to the Company after December 31, 2017, the Company’s matching contributions and related earnings are fully vested. For US Utilities employees, participants generally become vested in the Company’s matching contributions and related earnings after three years of service.
Upon retirement or termination of employment, a participant may elect to receive the value of the participant’s account in any of the following forms of distribution: (i) a single distribution; (ii) two or more installments over a period elected by the participant; or (iii) in two or more partial withdrawals provided that, for non-US
Utilities employees, any such amount may be no less than $1,000. Distributions must commence no later than the required commencement date as set forth in the Plan.
The Plan also permits withdrawals of
pre-tax
and Roth elective deferral contributions in the event of a hardship. A hardship distribution must comply with section 401(k) of the IRC.
Notes Receivable from Participants
Participants may borrow from their accounts, with some limitations, a minimum of $1,000 up to a maximum equal to the lesser of (1) $50,000 minus the excess (if any) of (i) the highest outstanding loan balance during the
12-month
period prior to the new loan, over (ii) the outstanding balance of loans on the date on which such loan is made; or (2) 50% of their vested account balances. A loan is secured by the balance in the participant’s account and bears interest at a rate of 1% above the prime rate as of the first business day of the month in which the loan is to be funded (between 8.00% to 8.75% for the year ended December 31, 2025). Loans are to be repaid by payroll deduction over a period not to exceed five years as elected by the participant. Participants may have no more than two loans outstanding. Upon termination of employment, a participant may continue to repay the loan over the original repayment term.
Plan Termination
Although it has not expressed any intention to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions set forth in ERISA. In the event that the Plan is terminated, participants’ accounts will be distributed as permitted by law.